Offerings - Offering: 1	Apr. 08, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities
Offering Note
(1)	An indeterminate aggregate initial offering price of Debt Securities is being registered as may from time to time be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a “pay-as-you-go”
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.